Fair Value Measurements (Tables)	6 Months Ended
Jun. 30, 2022
Fair Value Disclosures [Abstract]
Schedule of assets and liabilities are classified in their entirety based on the lowest level of input that is significant to the fair value measurement
	As of June 30, 2022
	Level 1	Level 2	Level 3	Total
Assets:
Marketable securities	$-	$247,899	$-	$247,899
Foreign currency derivative contracts	-	-	-	-

Total financial assets	$-	$247,899	$-	$247,899

Liabilities:
Marketable securities	$-	$-	$-	$-
Foreign currency derivative contracts	-	2,401	-	2,401

Total financial liabilities	$-	$2,401	$-	$2,401

	December 31, 2021
	Level 1	Level 2	Level 3	Total
Assets:
Marketable securities	$-	$177,385	$-	$177,385
Foreign currency derivative contracts	-	317	-	317

Total financial assets	$-	$177,702	$-	$177,702